UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22003
Nuveen Core Equity Alpha Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Core Equity Alpha Fund (JCE)
March 31, 2007

Shares	Description	Value

	Common Stocks – 92.2%

	Aerospace & Defense – 3.8%

24,400	Boeing Company	$2,169,404
32,900	General Dynamics Corporation	2,513,560
41,800	Lockheed Martin Corporation	4,055,436
2,200	Northrop Grumman Corporation	163,284
32,900	Raytheon Company	1,725,934
9,900	Rockwell Collins, Inc.	662,607

	Total Aerospace & Defense	11,290,225

	Air Freight & Logistics – 0.1%

2,800	C.H. Robinson Worldwide, Inc.	134,540
200	FedEx Corporation	21,486
3,800	Ryder System, Inc.	187,492

	Total Air Freight & Logistics	343,518

	Auto Components – 0.9%

28,000	Goodyear Tire & Rubber Company, (1)	873,320
17,400	Johnson Controls, Inc.	1,646,388

	Total Auto Components	2,519,708

	Automobiles – 1.5%

75,800	General Motors Corporation	2,322,512
36,700	Harley-Davidson, Inc.	2,156,125

	Total Automobiles	4,478,637

	Beverages – 1.5%

13,500	Anheuser-Busch Companies, Inc.	681,210
8,000	Coca-Cola Company	384,000
600	Constellation Brands, Inc., Class A, (1)	12,708
8,200	Molson Coors Brewing Company, Class B	775,884
5,000	Pepsi Bottling Group, Inc.	159,450
38,500	PepsiCo, Inc.	2,447,060

	Total Beverages	4,460,312

	Biotechnology – 0.2%

10,400	Gilead Sciences, Inc., (1)	795,600

	Capital Markets – 2.7%

6,500	Bank of New York Company, Inc.	263,575
4,400	Franklin Resources, Inc.	531,652
15,500	Goldman Sachs Group, Inc.	3,202,765
31,100	JPMorgan Chase & Co.	1,504,618
2,300	Lehman Brothers Holdings Inc.	161,161
11,200	Merrill Lynch & Co., Inc.	914,704
18,500	Morgan Stanley	1,457,060

	Total Capital Markets	8,035,535

	Chemicals – 1.2%

1,300	Ashland Inc.	85,280
1,400	E.I. Du Pont de Nemours and Company	69,202
400	Eastman Chemical Company	25,332
35,200	Ecolab Inc.	1,513,600
25,600	Hercules Incorporated, (1)	500,224
17,600	International Flavors & Fragrances Inc.	831,072
10,500	Sigma-Aldrich Corporation	435,960

	Total Chemicals	3,460,670

	Commercial Banks – 3.8%

73,000	Bank of America Corporation	3,724,460
5,300	BB&T Corporation	217,406
20,900	Compass Bancshares, Inc.	1,437,920
500	M&T Bank Corporation	57,915
30,700	Mellon Financial Corporation	1,324,398
800	National City Corporation	29,800
4,800	Northern Trust Corporation	288,672
17,200	PNC Financial Services Group, Inc.	1,237,884
6,400	Regions Financial Corporation	226,368
15,100	Sovereign Bancorp, Inc.	384,144
3,100	SunTrust Banks, Inc.	257,424
1,500	Synovus Financial Corp.	48,510
25,900	U.S. Bancorp	905,723
30,600	Wells Fargo & Company	1,053,558

	Total Commercial Banks	11,194,182

	Commercial Services & Supplies – 0.7%

11,200	Allied Waste Industries, Inc., (1)	141,008
11,500	Automatic Data Processing, Inc.	556,600
8,300	Fiserv, Inc., (1)	440,398
900	R.R. Donnelley & Sons Company	32,931
24,300	Waste Management, Inc.	836,163

	Total Commercial Services & Supplies	2,007,100

	Communications Equipment – 0.8%

18,300	Avaya Inc., (1)	216,123
85,600	Cisco Systems, Inc., (1)	2,185,368

	Total Communications Equipment	2,401,491

	Computers & Peripherals – 1.8%

7,300	Apple, Inc., (1)	678,243
73,200	Hewlett-Packard Company	2,938,248
400	International Business Machines Corporation (IBM)	37,704
23,500	Lexmark International, Inc., Class A, (1)	1,373,810
7,400	Network Appliance, Inc., (1)	270,248

	Total Computers & Peripherals	5,298,253

	Construction Materials – 0.1%

1,300	Vulcan Materials Company	151,424

	Consumer Finance – 0.3%

14,300	Ameriprise Financial, Inc.	817,102

	Containers & Packaging – 0.4%

2,000	Bemis Company, Inc.	66,780
28,800	Pactiv Corporation, (1)	971,712
2,400	Temple-Inland Inc.	143,376

	Total Containers & Packaging	1,181,868

	Diversified Financial Services – 2.1%

6,600	Ambac Financial Group, Inc.	570,174
4,200	Bear Stearns Companies Inc.	631,470
2,700	Chicago Merchantile Exchange Holdings Inc., Class A	1,437,642
28,200	Citigroup Inc.	1,447,788
900	Moody’s Corporation	55,854
24,000	Principal Financial Group, Inc.	1,436,880
2,700	State Street Corporation	174,825
8,500	T. Rowe Price Group Inc.	401,115

	Total Diversified Financial Services	6,155,748

	Diversified Telecommunication Services – 4.4%

253,800	AT&T Inc.	10,007,334
22,000	CenturyTel, Inc.	994,180
9,100	Citizens Communications Company	136,045
1,500	Embarq Corporation	84,525
10,200	Verizon Communications Inc.	386,784
91,100	Windstream Corporation	1,338,259

	Total Diversified Telecommunication Services	12,947,127

	Electric Utilities – 7.4%

112,700	AES Corporation, (1)	2,425,304
34,700	Allegheny Energy, Inc., (1)	1,705,158
18,600	American Electric Power Company, Inc.	906,750
66,800	CenterPoint Energy, Inc.	1,198,392
22,200	CMS Energy Corporation	395,160
2,300	Consolidated Edison, Inc.	117,438
10,600	Constellation Energy Group	921,670
3,200	DTE Energy Company	153,280
1,300	Edison International	63,869
18,600	Entergy Corporation	1,951,512
9,300	Exelon Corporation	639,003
43,400	FirstEnergy Corp.	2,874,816
38,000	FPL Group, Inc.	2,324,460
44,100	PG&E Corporation	2,128,707
19,600	Pinnacle West Capital Corporation	945,700
11,700	PPL Corporation	478,530
200	Progress Energy, Inc.	10,088
2,000	Southern Company	73,300
15,300	TXU Corp.	980,730
59,700	Xcel Energy, Inc.	1,473,993

	Total Electric Utilities	21,767,860

	Electrical Equipment – 0.1%

5,500	Cooper Industries, Ltd., Class A	247,445
2,900	Emerson Electric Co.	124,961

	Total Electrical Equipment	372,406

	Electronic Equipment & Instruments – 1.0%

59,100	Thermo Fisher Scientific, Inc., (1)	2,762,925
5,200	Waters Corporation, (1)	301,600

	Total Electronic Equipment & Instruments	3,064,525

	Energy Equipment & Services – 0.0%

300	ENSCO International Incorporated	16,320
1,900	Schlumberger Limited	131,290

	Total Energy Equipment & Services	147,610

	Food & Staples Retailing – 2.4%

16,700	CVS Caremark Corporation	570,138
86,500	Kroger Co.	2,443,625
91,600	Safeway Inc.	3,356,224
10,900	SUPERVALU INC.	425,863
10,500	Sysco Corporation	355,215
200	Wm. Wrigley Jr. Company	10,186

	Total Food & Staples Retailing	7,161,251

	Food Products – 4.3%

57,600	Archer-Daniels-Midland Company	2,113,920
47,700	Campbell Soup Company	1,857,915
65,600	ConAgra Foods, Inc.	1,634,096
3,100	Dean Foods Company, (1)	144,894
28,200	General Mills, Inc.	1,641,804
53,100	H.J. Heinz Company	2,502,072
14,900	Kellogg Company	766,307
24,500	McCormick & Company, Incorporated	943,740
11,200	Monsanto Company	615,552
31,800	Tyson Foods, Inc., Class A	617,238

	Total Food Products	12,837,538

	Gas Utilities – 0.5%

23,000	KeySpan Corporation	946,450
2,300	Nicor Inc.	111,366
11,700	NiSource Inc.	285,948
200	Questar Corporation	17,842
2,500	Spectra Energy Corporation	65,675

	Total Gas Utilities	1,427,281

	Health Care Equipment & Supplies – 2.0%

12,600	AmerisourceBergen Corporation	664,650
40,700	Applera Corporation-Applied Biosystems Group	1,203,499
27,400	Baxter International Inc.	1,443,158
6,000	Becton, Dickinson and Company	461,340
1,000	Biomet, Inc.	42,490
10,100	C. R. Bard, Inc.	803,051
200	Cardinal Health, Inc.	14,590
11,800	Stryker Corporation	782,576
1,300	Varian Medical Systems, Inc., (1)	61,997
4,200	Zimmer Holdings, Inc., (1)	358,722

	Total Health Care Equipment & Supplies	5,836,073

	Health Care Providers & Services – 1.7%

1,600	CIGNA Corporation	228,256
20,000	Humana Inc., (1)	1,160,400
26,400	Laboratory Corporation of America Holdings, (1)	1,917,432
13,700	Manor Care, Inc.	744,732
9,800	Medco Health Solutions, Inc., (1)	710,794
2,300	Quest Diagnostics Incorporated	114,701

	Total Health Care Providers & Services	4,876,315

	Hotels, Restaurants & Leisure – 2.7%

200	Harrah’s Entertainment, Inc.	16,890
39,800	Hilton Hotels Corporation	1,431,208
73,800	International Game Technology	2,980,044
25,900	Marriott International, Inc., Class A	1,268,064
35,300	McDonald’s Corporation	1,590,265
7,300	Starbucks Corporation, (1)	228,928
11,500	Wendy’s International, Inc.	359,950
2,700	YUM! Brands, Inc.	155,952

	Total Hotels, Restaurants & Leisure	8,031,301

	Household Durables – 0.5%

34,400	Newell Rubbermaid Inc.	1,069,496
9,700	Snap-on Incorporated	466,570

	Total Household Durables	1,536,066

	Household Products – 3.0%

5,900	Clorox Company	375,771
58,500	Colgate-Palmolive Company	3,907,215
8,900	Kimberly-Clark Corporation	609,561
62,400	Procter & Gamble Company	3,941,184

	Total Household Products	8,833,731

	Industrial Conglomerates – 0.6%

900	American Standard Companies Inc.	47,718
44,700	General Electric Company	1,580,592
300	Tyco International Ltd.	9,465

	Total Industrial Conglomerates	1,637,775

	Insurance – 3.0%

6,600	Allstate Corporation	396,396
7,100	Chubb Corporation	366,857
1,900	Genworth Financial Inc., Class A	66,386
12,000	Lincoln National Corporation	813,480
86,700	Loews Corporation	3,938,781
2,300	MBIA Inc.	150,627
12,000	MetLife, Inc.	757,800
1,800	Prudential Financial, Inc.	162,468
10,300	SAFECO Corporation	684,229
11,400	Torchmark Corporation	747,726
14,800	Travelers Companies, Inc.	766,196
300	Unum Group	6,909

	Total Insurance	8,857,855

	Internet & Catalog Retail – 0.3%

1,400	Amazon.com, Inc., (1)	55,706
21,000	IAC/InterActiveCorp., (1)	791,910

	Total Internet & Catalog Retail	847,616

	Internet Software & Services – 0.5%

3,400	Google Inc., Class A, (1)	1,557,744

	IT Services – 0.3%

30,500	Convergys Corporation, (1)	775,005
1,000	IMS Health Incorporated	29,660

	Total IT Services	804,665

	Leisure Equipment & Products – 1.1%

34,800	Hasbro, Inc.	995,976
77,800	Mattel, Inc.	2,144,946

	Total Leisure Equipment & Products	3,140,922

	Machinery – 1.5%

5,700	Cummins Inc.	824,904
1,300	Danaher Corporation	92,885
6,400	Deere & Company	695,296
23,900	PACCAR Inc.	1,754,260
1,900	Pall Corporation	72,200
13,600	Terex Corporation, (1)	975,936

	Total Machinery	4,415,481

	Media – 6.1%

24,700	CBS Corporation, Class B	755,573
16,900	Clear Channel Communications, Inc.	592,176
144,700	Comcast Corporation, Class A, (1)	3,754,965
130,200	DIRECTV Group, Inc., (1)	3,003,714
200	E.W. Scripps Company, Class A	8,936
30,400	Interpublic Group Companies, Inc., (1)	374,224
21,200	McGraw-Hill Companies, Inc.	1,333,056
152,800	News Corporation, Class A	3,532,736
16,700	Omnicom Group Inc.	1,709,746
34,000	Time Warner Inc.	670,480
800	Tribune Company	25,688
67,500	Walt Disney Company	2,324,025

	Total Media	18,085,319

	Metals & Mining – 1.9%

20,400	Allegheny Technologies, Inc.	2,176,476
15,500	Freeport-McMoRan Copper & Gold, Inc.	1,025,945
35,200	Nucor Corporation	2,292,576
1,500	United States Steel Corporation	148,755

	Total Metals & Mining	5,643,752

	Multiline Retail – 3.6%

20,600	Big Lots, Inc., (1)	644,368
2,700	Costco Wholesale Corporation	145,368
13,900	Dillard’s, Inc., Class A	454,947
3,400	Dollar General Corporation	71,910
7,200	Family Dollar Stores, Inc.	213,264
500	Federated Department Stores, Inc.	22,525
34,500	J.C. Penney Company, Inc.	2,834,520
45,000	Kohl’s Corporation, (1)	3,447,450
10,400	Nordstrom, Inc.	550,576
11,500	Sears Holding Corporation, (1)	2,071,840
600	Target Corporation	35,556

	Total Multiline Retail	10,492,324

	Multi-Utilities – 0.4%

3,000	Dominion Resources, Inc.	266,310
5,000	Duke Energy Corporation	101,450
5,200	Integrys Energy Group, Inc.	288,652
8,200	Sempra Energy	500,282

	Total Multi-Utilities	1,156,694

	Oil, Gas & Consumable Fuels – 2.0%

9,600	Chevron Corporation	710,016
43,500	Exxon Mobil Corporation	3,282,075
5,400	Kinder Morgan, Inc.	574,830
11,900	Marathon Oil Corporation	1,176,077
2,800	Williams Companies, Inc.	79,688
200	XTO Energy, Inc.	10,962

	Total Oil, Gas & Consumable Fuels	5,833,648

	Paper & Forest Products – 0.0%

600	Weyerhaeuser Company	44,844

	Personal Products – 0.1%

14,500	Avon Products, Inc.	540,270
3,000	Estee Lauder Companies Inc., Class A	146,550

	Total Personal Products	686,820

	Pharmaceuticals – 4.6%

11,500	Abbott Laboratories	641,700
13,400	Allergan, Inc.	1,484,988
12,400	Bristol-Myers Squibb Company	344,224
39,200	Celgene Corporation, (1)	2,056,432
22,400	Forest Laboratories, Inc., (1)	1,152,256
26,000	Johnson & Johnson	1,566,760
123,600	Merck & Co. Inc.	5,459,412
1,400	Pfizer Inc.	35,364
21,900	Schering-Plough Corporation	558,669
6,400	Wyeth	320,192

	Total Pharmaceuticals	13,619,997

	Real Estate – 5.1%

21,600	Apartment Investment & Management Company, Class A	1,246,104
31,000	Archstone-Smith Trust	1,682,680
4,200	AvalonBay Communities, Inc.	546,000
26,000	Boston Properties, Inc.	3,052,400
2,800	Developers Diversified Realty Corporation	176,120
31,900	Equity Residential	1,538,537
12,900	Host Hotels & Resorts Inc.	339,399
33,500	Kimco Realty Corporation	1,632,790
11,200	ProLogis	727,216
10,900	Public Storage, Inc.	1,031,903
4,900	Simon Property Group, Inc.	545,125
21,000	Vornado Realty Trust	2,506,140

	Total Real Estate	15,024,414

	Real Estate Management & Development – 0.2%

20,800	CB Richard Ellis Group, Inc., Class A, (1)	710,944
1,100	Realogy Corporation, (1)	32,571

	Total Real Estate Management & Development	743,515

	Road & Rail – 0.7%

36,000	CSX Corporation	1,441,800
5,500	Union Pacific Corporation	558,525

	Total Road & Rail	2,000,325

	Semiconductors & Equipment – 0.6%

11,700	Novellus Systems, Inc., (1)	374,634
45,800	NVIDIA Corporation, (1)	1,318,124
1,900	QLogic Corporation, (1)	32,300

	Total Semiconductors & Equipment	1,725,058

	Software – 2.4%

400	Adobe Systems Incorporated, (1)	16,680
48,000	BMC Software, Inc., (1)	1,477,920
18,100	Cognizant Technology Solutions Corporation, Class A, (1)	1,597,687
34,800	Intuit Inc., (1)	952,128
1,300	Microsoft Corporation	36,231
142,400	Oracle Corporation, (1)	2,581,712
18,000	Symantec Corporation, (1)	311,400

	Total Software	6,973,758

	Specialty Retail – 2.0%

1,900	Abercrombie & Fitch Co., Class A	143,792
5,900	AutoZone, Inc., (1)	756,026
26,700	Limited Brands, Inc.	695,802
30,700	Office Depot, Inc., (1)	1,078,798
15,800	OfficeMax Inc.	833,292
9,900	RadioShack Corporation	267,597
19,200	Sherwin-Williams Company	1,267,968
500	Tiffany & Co.	22,740
31,000	TJX Companies, Inc.	835,760

	Total Specialty Retail	5,901,775

	Textiles, Apparel & Luxury Goods – 1.0%

7,700	Coach, Inc., (1)	385,385
2,400	Jones Apparel Group, Inc.	73,752
1,900	Liz Claiborne, Inc.	81,415
3,200	Nike, Inc., Class B	340,032
5,200	Polo Ralph Lauren Corporation	458,380
19,000	VF Corporation	1,569,780

	Total Textiles, Apparel & Luxury Goods	2,908,744

	Thrifts & Mortgage Finance – 0.0%

1,500	Countrywide Financial Corporation	50,460
5,800	Hudson City Bancorp, Inc.	79,344

	Total Thrifts & Mortgage Finance	129,804

	Tobacco – 2.3%

27,800	Altria Group, Inc.	2,441,118
36,200	Reynolds American Inc.	2,259,242
35,300	UST Inc.	2,046,694

	Total Tobacco	6,747,054

	Total Common Stocks (cost $272,474,985)	272,410,360

Principal
Amount (000)	Description	Coupon	Maturity	Value

	Short-Term Investments – 100.0%

	U.S. Government and Agency Obligations – 1.7%

$5,000	United State of America Treasury Bills	0.000%	6/28/07	$4,939,989

	Repurchase Agreements – 98.3%

290,591	Repurchase Agreement with State Street Bank, dated 3/30/07, repurchase price $290,710,117, collateralized by $225,620,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $296,408,275	4.900%	4/02/07	290,591,459

$295,591	Total Short-Term Investments (cost $295,531,448)			295,531,448

	Total Investments (cost $568,006,433) – 192.2%			567,941,808

	Other Assets Less Liabilities – (92.2)%			(272,412,938)

	Net Assets – 100%			$295,528,870

(1)	Non-income producing.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $568,006,433.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,773
Depreciation	(66,398)

Net unrealized appreciation (depreciation) of investments	$($64,625)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Core Equity Alpha Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.